Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.19223%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$745,286.18

Principal:
Principal Collections	$13,202,879.09
Prepayments in Full	$4,793,293.13
Liquidation Proceeds	$188,424.15
Recoveries	$39,779.01
Sub Total	$18,224,375.38
Collections	$18,969,661.56

Purchase Amounts:
Purchase Amounts Related to Principal	$257,144.83
Purchase Amounts Related to Interest	$1,306.05
Sub Total	$258,450.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,228,112.44

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,228,112.44
Servicing Fee	$183,723.76	$183,723.76	$0.00	$0.00	$19,044,388.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,044,388.68
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,044,388.68
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,044,388.68
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,044,388.68
Interest - Class A-4 Notes	$366,588.70	$366,588.70	$0.00	$0.00	$18,677,799.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,677,799.98
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$18,479,240.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,479,240.73
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$18,341,911.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,341,911.23
Regular Principal Payment	$17,319,620.16	$17,319,620.16	$0.00	$0.00	$1,022,291.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,022,291.07
Residual Released to Depositor	$0.00	$1,022,291.07	$0.00	$0.00	$0.00
Total		$19,228,112.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,319,620.16
Total					$17,319,620.16

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,319,620.16	$110.19	$366,588.70	$2.33	$17,686,208.86	$112.52
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$17,319,620.16	$10.97	$702,477.45	$0.44	$18,022,097.61	$11.41

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,840,184.26	0.6097480	$78,520,564.10	0.4995582
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$174,780,184.26	0.1106946	$157,460,564.10	0.0997255

Pool Information
Weighted Average APR	3.976%	4.024%
Weighted Average Remaining Term	22.78	22.16
Number of Receivables Outstanding	17,355	16,569
Pool Balance	$220,468,512.94	$201,795,793.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$206,359,136.19	$189,039,516.03
Pool Factor	0.1263210	0.1156222

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$12,756,277.47
Targeted Overcollateralization Amount	$44,335,229.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,335,229.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$230,978.24
(Recoveries)		92	$39,779.01
Net Loss for Current Collection Period			$191,199.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0407%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			2.0006%
Second Prior Collection Period			0.7983%
Prior Collection Period			0.8467%
Current Collection Period			1.0867%
Four Month Average (Current and Prior Three Collection Periods)			1.1831%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,036	$15,731,169.60
(Cumulative Recoveries)			$3,163,931.47
Cumulative Net Loss for All Collection Periods			$12,567,238.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7201%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,181.54
Average Net Loss for Receivables that have experienced a Realized Loss			$4,139.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.79%	253	$5,623,573.09
61-90 Days Delinquent	0.35%	31	$697,511.48
91-120 Days Delinquent	0.07%	8	$134,174.28
Over 120 Days Delinquent	0.39%	32	$782,725.68
Total Delinquent Receivables	3.59%	324	$7,237,984.53

Repossession Inventory:
Repossessed in the Current Collection Period		8	$161,772.31
Total Repossessed Inventory		9	$198,520.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4329%
Prior Collection Period			0.3861%
Current Collection Period			0.4285%
Three Month Average			0.4158%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,176,373.84
2 Months Extended	68	$1,361,074.64
3+ Months Extended	17	$387,354.60

Total Receivables Extended	141	$2,924,803.08
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer